Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	December 31
	2023	2024
	US$ thousands

Machinery and equipment	20,460	11,257
Office furniture and equipment	1,229	680
Leasehold improvements	3,547	2,742

Property, plant and equipment	25,236	14,679

Accumulated depreciation	(21,684)	(11,624)

Property, Plant and equipment, net	3,552	3,055